Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	10.09%	14.33%	(11.74%)	10.67%	7.23%	12.99%
MetLife Small Company Equity Fund | Institutional Shares [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.42%	12.23%	(4.92%)	26.50%	6.70%	23.03%